Schedule of consolidated composition of loans, financings and debentures, by currency and indexor, with the respective amortization (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Borrowings	R$ 11,364	R$ 15,020	R$ 14,777	R$ 14,772
Transaction costs	(37)	R$ (24)	(10)
Interest paid in advance	(14)
Discount	(15)		R$ (23)
Overall total	11,364
I P C A [Member]
IfrsStatementLineItems [Line Items]
Borrowings	4,322
U F I R R G R [Member]
IfrsStatementLineItems [Line Items]
Borrowings	6
C D I [Member]
IfrsStatementLineItems [Line Items]
Borrowings	1,458
U R T J T J L P [Member]
IfrsStatementLineItems [Line Items]
Borrowings	21
Total By Index [Member]
IfrsStatementLineItems [Line Items]
Borrowings	5,807
Total Currency Denominated [Member]
IfrsStatementLineItems [Line Items]
Borrowings	5,623
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Transaction costs	(3)
Interest paid in advance
Discount
Overall total	1,466
Later than one month and not later than three months [member] | I P C A [Member]
IfrsStatementLineItems [Line Items]
Borrowings	774
Later than one month and not later than three months [member] | U F I R R G R [Member]
IfrsStatementLineItems [Line Items]
Borrowings	4
Later than one month and not later than three months [member] | C D I [Member]
IfrsStatementLineItems [Line Items]
Borrowings	628
Later than one month and not later than three months [member] | U R T J T J L P [Member]
IfrsStatementLineItems [Line Items]
Borrowings	21
Later than one month and not later than three months [member] | Total By Index [Member]
IfrsStatementLineItems [Line Items]
Borrowings	1,427
Later than one month and not later than three months [member] | Total Currency Denominated [Member]
IfrsStatementLineItems [Line Items]
Borrowings	42
Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Transaction costs	(1)
Interest paid in advance
Discount
Overall total	836
Later than three months and not later than six months [member] | I P C A [Member]
IfrsStatementLineItems [Line Items]
Borrowings	275
Later than three months and not later than six months [member] | U F I R R G R [Member]
IfrsStatementLineItems [Line Items]
Borrowings	2
Later than three months and not later than six months [member] | C D I [Member]
IfrsStatementLineItems [Line Items]
Borrowings	560
Later than three months and not later than six months [member] | U R T J T J L P [Member]
IfrsStatementLineItems [Line Items]
Borrowings
Later than three months and not later than six months [member] | Total By Index [Member]
IfrsStatementLineItems [Line Items]
Borrowings	837
Later than three months and not later than six months [member] | Total Currency Denominated [Member]
IfrsStatementLineItems [Line Items]
Borrowings
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction costs	(11)
Interest paid in advance	(14)
Discount
Overall total	6,203
Later than three months and not later than one year [member] | I P C A [Member]
IfrsStatementLineItems [Line Items]
Borrowings	377
Later than three months and not later than one year [member] | U F I R R G R [Member]
IfrsStatementLineItems [Line Items]
Borrowings
Later than three months and not later than one year [member] | C D I [Member]
IfrsStatementLineItems [Line Items]
Borrowings	270
Later than three months and not later than one year [member] | U R T J T J L P [Member]
IfrsStatementLineItems [Line Items]
Borrowings
Later than three months and not later than one year [member] | Total By Index [Member]
IfrsStatementLineItems [Line Items]
Borrowings	647
Later than three months and not later than one year [member] | Total Currency Denominated [Member]
IfrsStatementLineItems [Line Items]
Borrowings	5,581
Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction costs	(5)
Interest paid in advance
Discount	(8)
Overall total	1,248
Later than six months and not later than one year [member] | I P C A [Member]
IfrsStatementLineItems [Line Items]
Borrowings	1,261
Later than six months and not later than one year [member] | U F I R R G R [Member]
IfrsStatementLineItems [Line Items]
Borrowings
Later than six months and not later than one year [member] | C D I [Member]
IfrsStatementLineItems [Line Items]
Borrowings
Later than six months and not later than one year [member] | U R T J T J L P [Member]
IfrsStatementLineItems [Line Items]
Borrowings
Later than six months and not later than one year [member] | Total By Index [Member]
IfrsStatementLineItems [Line Items]
Borrowings	1,261
Later than six months and not later than one year [member] | Total Currency Denominated [Member]
IfrsStatementLineItems [Line Items]
Borrowings
Later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction costs	(17)
Interest paid in advance
Discount	(7)
Overall total	1,611
Later than one year [member] | I P C A [Member]
IfrsStatementLineItems [Line Items]
Borrowings	1,635
Later than one year [member] | U F I R R G R [Member]
IfrsStatementLineItems [Line Items]
Borrowings
Later than one year [member] | C D I [Member]
IfrsStatementLineItems [Line Items]
Borrowings
Later than one year [member] | U R T J T J L P [Member]
IfrsStatementLineItems [Line Items]
Borrowings
Later than one year [member] | Total By Index [Member]
IfrsStatementLineItems [Line Items]
Borrowings	1,635
Later than one year [member] | Total Currency Denominated [Member]
IfrsStatementLineItems [Line Items]
Borrowings
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Borrowings	5,623
United States of America, Dollars | Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Borrowings	42
United States of America, Dollars | Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Borrowings
United States of America, Dollars | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Borrowings	5,581
United States of America, Dollars | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Borrowings
United States of America, Dollars | Later than one year [member]
IfrsStatementLineItems [Line Items]
Borrowings